SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of December 31, 2025, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends if declared.

b.	Share option plan:

A summary of the Company's share option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31, 2025
	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	60,000	$5.94
Granted	-	$-
Forfeited	(20,000)	$5.94
Exercised	(40,000)	$5.94

Outstanding at end of year	-	$-

Exercisable at end of year	-	$-

Vested and expected to vest	-	$-

	Year ended December 31, 2025
	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	3,047,441	$2.69
Granted	1,559,487	$6.64
Vested	(2,074,294)	$2.56
Forfeited	(189,442)	$3.47

Unvested at end of year	2,343,192	$5.4

As of December 31, 2025, $ 10,725 unrecognized compensation cost related to RSUs is expected to be recognized over a weighted average vesting period of 2.34 years.

As of December 31, 2025, 46,935 Ordinary shares are available for future issuance under the option plans.

The Company granted 1,559,487 and 2,531,837 RSUs in 2025 and 2024 and the weighted-average grant-date fair value of the RSUs granted during the year is $ 6.64 and $ 2.44, respectively under the 2016 option plan. The fair value of the RSUs vested during the year 2025 and 2024 is $ 17,000  and $ 3,057, respectively.  RSUs vest over a period of between one year to four years, subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.

c.	Private Placements:

On June 24, 2025, the Company entered into a definitive securities purchase agreement for a private placement financing, led by financial institutions and investment banking firms. Under the securities purchase agreement, the investors purchased 5,000,000 of the Company’s Ordinary shares at a purchase price of $8 per share. In addition, 1,249,995 Ordinary shares were issued in consideration for the extinguishment of debt owed to Lynrock, in the amount of $8,590. The proceeds to the Company amounted to $37,691, net of issuance cost. In July 2025, an additional exercise of the option to purchase shares was completed, resulting in the issuance of 750,000 Ordinary shares for proceeds of $5,670.